PROFIT/(LOSS) PER SHARE (Schedule of Basic Earnings Per Ordinary Share) (Details) - shares	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of classes of share capital [line items]
Basic earnings per share denominator	83,606,810		83,606,810		83,606,810
Reconciliation to weighted average earnings per share denominator:
In issue at January 1	83,606,810		83,606,810
Basic earnings per share denominator	83,606,810		83,606,810		83,606,810
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings per share denominator	83,606,810		83,606,810		83,606,810
Reconciliation to weighted average earnings per share denominator:
In issue at January 1	96,162,410		96,162,410
Weighted average number of shares issued during the year	0	[1]	0	[1]	0
Weighted average number of treasury shares	(12,555,600)		(12,555,600)		(12,555,600)
Basic earnings per share denominator	83,606,810		83,606,810		83,606,810

[1]	The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.